Initial Public Offering (Details) - USD ($)		9 Months Ended	12 Months Ended
	Dec. 14, 2021	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 11, 2024	Apr. 08, 2024
Initial Public Offering
Share price		$ 9.2	$ 9.2
Common stock, par value (In dollars per share)					$ 0.0001
Cash		$ 517,975	$ 2,171,553	$ 50,858
Underwriting fees	$ 4,600,000
IPO
Initial Public Offering
Number of shares issued	23,000,000
Share price	$ 10
Proceeds from sale of Units, net of underwriting discounts paid	$ 230,000,000
Offering cost	13,935,218
Underwriting fees	4,600,000
Deferred underwriting fees	8,050,000
Other offering costs	$ 1,285,218
IPO | Public Warrants
Initial Public Offering
Number of warrants in a unit	0.5
Initial Public Offering, Over-Allotment and the Private Placement
Initial Public Offering
Number of shares issued	3,000,000
Share price	$ 10.2
Proceeds from sale of Units, net of underwriting discounts paid	$ 234,600,000
Maturity term of U.S. government securities	185 days
Proceeds held in trust account		$ 12,895,117	$ 44,709,805	$ 237,984,513
Class A common stock
Initial Public Offering
Share price		$ 9.2	$ 9.2
Number of shares in a unit						1
Common stock, par value (In dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Number of warrants in a unit						0.5
Number of shares issuable per warrant (in shares)						1
Exercise price of warrants (in dollars per share)						$ 11.5
Class A common stock | Public Warrants
Initial Public Offering
Number of shares issuable per warrant (in shares)		0.1			0.1
Class A common stock | IPO
Initial Public Offering
Number of shares in a unit	1
Common stock, par value (In dollars per share)	$ 0.0001
Number of shares issuable per warrant (in shares)	1
Exercise price of warrants (in dollars per share)	$ 11.5